Stockholders' Equity (Deficit) - Contingent Earnout Equity (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 08, 2022 USD ($) Tranche $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent earnout (in shares) | shares	2,000,000
Change in fair value of contingent earnout liability | Tranche	2
Number of contingent earnout shares per tranche (in shares) | shares	1,000,000
Threshold of years for change of control (in years)	3 years
Number of trading days	20 days
Number of consecutive trading days	30 days
Fair value of contingent earnout shares	$ 9,800
Contingent earnout liability	9,700	$ 810		$ 810
Fair value of contingent earnout shares	$ 100
Change in fair value of contingent earnout liability		$ 8,878	$ 0	$ 8,878	$ 0
Term (in years)	2 years
Contingent Consideration Tranche Two [Member]
Business Acquisition, Contingent Consideration [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 20
Term (in years)	3 years
Contingent Consideration Tranche One [Member]
Business Acquisition, Contingent Consideration [Line Items]
Closing stock price to trigger contingent earnout shares (in dollars per share) | $ / shares	$ 15
Term (in years)	2 years